Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options
We have issued stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2020		2019		2018
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of the year	2,246,947	5.31	1,249,361	8.73	647,156	13.20
Granted during the year	1,817,500	3.19	1,020,000	1.42	750,467	4.97
Forfeited during the year	(141,418)	3.84	(12,839)	11.35	(105,338)	11.67
Expired during the year	(25,520)	62.49	(9,575)	29.07	(1,122)	13.78
Exercised during the year	(133,454)	1.81	—	—	(41,802)	2.96
Outstanding, end of the year	3,764,055	4.08	2,246,947	5.31	1,249,361	8.73
Options exercisable, end of the year	2,164,551	4.84	1,327,845	7.22	777,245	11.04

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2020:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.79	808,333	3.03	1.39	545,009	1.37
$1.80 - $3.01	459,730	4.49	2.66	289,730	2.68
$3.02 - $3.90	1,834,706	3.86	3.21	769,696	3.26
$3.91 - $7.41	493,252	2.68	6.13	392,082	6.02
$7.42 - $52.63	168,034	2.32	24.32	168,034	24.32
	3,764,055	3.53	4.08	2,164,551	4.84

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes our outstanding equity warrants:

	Number of Warrants Outstanding(1)	Warrant $
Balance, December 31, 2017	16,445,000	3,617,900
Issued pursuant to equity warrant exercised	(1,500)	(330)
Balance, December 31, 2018	16,443,500	3,617,570
Balance, December 31, 2019	16,443,500	3,617,570
Balance, December 31, 2020	16,443,500	3,617,570
(1) Exercisable into 1,730,894 common shares.
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2020:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.79	808,333	3.03	1.39	545,009	1.37
$1.80 - $3.01	459,730	4.49	2.66	289,730	2.68
$3.02 - $3.90	1,834,706	3.86	3.21	769,696	3.26
$3.91 - $7.41	493,252	2.68	6.13	392,082	6.02
$7.42 - $52.63	168,034	2.32	24.32	168,034	24.32
	3,764,055	3.53	4.08	2,164,551	4.84

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options issued during the year was determined using the following weighted average assumptions:

	2020	2019	2018
Risk-free interest rate	0.34%	1.62%	2.02%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Expected share price volatility	110.82%	97.9%	81.15%
Expected forfeiture rate	3.67%	3.67%	3.67%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$2.12	$0.87	$2.67

Schedule of number of other equity instruments	The following RSUs are outstanding at December 31:

	2020	2019	2018
Outstanding, beginning of the year	209,657	260,755	190,407
Granted during the year	154,923	270,098	102,855
Forfeited during the year	—	—	(4,210)
Released during the year	(229,962)	(321,196)	(28,297)
Outstanding, end of the year	134,618	209,657	260,755
(1) The weighted average fair value of the RSUs granted was $2.41 in 2020 (2019 - $0.80 ; 2018 - $3.35).
The following PSUs are outstanding at December 31:

	2020	2019	2018
Outstanding, beginning of the year	61,051	63,156	94,734
Forfeited during the year	—	—	(31,578)
Released during the year	(4,210)	(2,105)	—
Outstanding, end of the year	56,841	61,051	63,156